STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($)	Common Stock Previously Reported	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Ending Balance at Dec. 31, 2022		$ 1,000		$ 1,153,000		$ (97,059,000)		$ (95,877,000)
Ending Balance (in shares) at Dec. 31, 2022		756,160
Beginning Balance at Dec. 31, 2022		$ 1,000		1,153,000		(97,059,000)		(95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022		756,160
Ending Balance at Jun. 30, 2023		$ 1,000		1,367,000		(114,267,000)		(112,876,000)
Ending Balance (in shares) at Jun. 30, 2023		760,918
Beginning Balance at Dec. 31, 2022		$ 1,000		1,153,000		(97,059,000)		(95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022		756,160
Net income (loss)						(27,969,000)		(27,969,000)
Ending Balance at Sep. 30, 2023		$ 1,000		1,493,000		(125,028,000)		(123,507,000)
Ending Balance (in shares) at Sep. 30, 2023		760,572
Beginning Balance at Dec. 31, 2022		$ 1,000		1,153,000		(97,059,000)		(95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022		756,160
Ending Balance at Dec. 31, 2023	$ 0	$ 1,000	$ 0	1,608,000	$ (5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Ending Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Ending Balance at Jun. 30, 2023		$ 1,000		1,367,000		(114,267,000)		$ (112,876,000)
Ending Balance (in shares) at Jun. 30, 2023		760,918
Net income (loss)						(10,761,000)		(10,761,000)
Ending Balance at Sep. 30, 2023		$ 1,000		1,493,000		(125,028,000)		(123,507,000)
Ending Balance (in shares) at Sep. 30, 2023		760,572
Beginning Balance at Dec. 18, 2023	$ 0		0
Issuance of one share of Common Stock	$ 0		0
Shares issued during period (in shares)	1						1
Net income (loss)	$ 0		0		(5,000)		$ (5,000)
Ending Balance at Dec. 31, 2023	$ 0	$ 1,000	0	1,608,000	(5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Ending Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Beginning Balance at Dec. 31, 2023	$ 0	$ 1,000	0	1,608,000	(5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Beginning Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Ending Balance at Jun. 30, 2024		$ 1,000		6,163,000		(146,692,000)		$ (140,506,000)
Ending Balance (in shares) at Jun. 30, 2024		780,180
Beginning Balance at Dec. 31, 2023	$ 0	$ 1,000	0	1,608,000	(5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Beginning Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Net income (loss)						(21,278,000)		$ (21,278,000)
Ending Balance at Jul. 30, 2024		$ 1,000		6,591,000		(154,927,000)		(148,315,000)
Ending Balance (in shares) at Jul. 30, 2024		780,213
Beginning Balance at Dec. 31, 2023	$ 0	$ 1,000	$ 0	1,608,000	$ (5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Beginning Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Ending Balance at Sep. 30, 2024		$ 1,000		89,786,000		(13,217,000)		$ 76,561,000
Ending Balance (in shares) at Sep. 30, 2024		14,535,136						14,535,136
Ending Balance at Jun. 30, 2024		$ 1,000		6,163,000		(146,692,000)		$ (140,506,000)
Ending Balance (in shares) at Jun. 30, 2024		780,180
Net income (loss)						(8,235,000)		(8,235,000)
Ending Balance at Jul. 30, 2024		$ 1,000		6,591,000		(154,927,000)		(148,315,000)
Ending Balance (in shares) at Jul. 30, 2024		780,213
Issuance of one share of Common Stock				23,433,000
Shares issued during period (in shares)		3,287,018
Ending Balance at Jul. 31, 2024		$ 1,000		89,786,000		(16,823,000)		72,964,000
Ending Balance (in shares) at Jul. 31, 2024		13,387,636
Beginning Balance at Jul. 30, 2024		$ 1,000		6,591,000		(154,927,000)		(148,315,000)
Beginning Balance (in shares) at Jul. 30, 2024		780,213
Net income (loss)								3,606,000
Ending Balance at Sep. 30, 2024		$ 1,000		89,786,000		(13,217,000)		$ 76,561,000
Ending Balance (in shares) at Sep. 30, 2024		14,535,136						14,535,136
Beginning Balance at Jul. 31, 2024		$ 1,000		89,786,000		(16,823,000)		$ 72,964,000
Beginning Balance (in shares) at Jul. 31, 2024		13,387,636
Net income (loss)						3,606,000		3,606,000
Ending Balance at Sep. 30, 2024		$ 1,000		$ 89,786,000		$ (13,217,000)		$ 76,561,000
Ending Balance (in shares) at Sep. 30, 2024		14,535,136						14,535,136